Offerings - Offering: 1	Sep. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	29,226,527
Proposed Maximum Offering Price per Unit | $ / shares	0.47
Maximum Aggregate Offering Price	$ 13,736,467.69
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,103.06
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.001 per share (the “Common Stock”) of Aspira Women’s Health Inc. (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions. Represents shares of Common Stock that may be offered for resale (the “Resale Shares”) by the selling stockholders described in this prospectus and are comprised of: (i) 5,915,850 shares of Common Stock issued in connection with the conversion of the Convertible Notes, (ii) 11,848,177 shares of Common Stock underlying the warrants underlying the Convertible Notes (as amended, the “Amended and Restated March 2025 Warrants”), (iii) 6,550,000 shares of Common Stock issued pursuant to the securities purchase agreement dated September 16, 2025 (the “September 2025 Purchase Agreement”), and (iv) 4,912,500 shares of Common Stock underlying warrants issued in connection with the September 2025 Purchase Agreement (the “September 2025 Warrants”).Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The OTC QB Market on September 29, 2025.